UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.827902.108

ADESII-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co.	170,100	$ 4,056,885
Automobiles - 0.3%
Ford Motor Co.	419,605	6,474,505
Tesla Motors, Inc. (a)	18,400	2,766,992
		9,241,497
Distributors - 0.1%
LKQ Corp. (a)	126,600	4,165,140
Diversified Consumer Services - 0.1%
H&R Block, Inc.	90,900	2,639,736
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	61,000	4,495,090
Yum! Brands, Inc.	173,600	13,125,896
		17,620,986
Internet & Catalog Retail - 0.1%
Expedia, Inc.	32,100	2,236,086
Leisure Equipment & Products - 0.3%
Mattel, Inc.	177,714	8,455,632
Media - 2.6%
Comcast Corp. Class A	825,500	42,897,108
Discovery Communications, Inc. Class A (a)	13,600	1,229,712
Time Warner, Inc.	477,200	33,270,384
		77,397,204
Multiline Retail - 1.7%
Kohl's Corp.	50,400	2,860,200
Target Corp.	793,050	50,176,274
		53,036,474
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	17,400	1,397,220
Lowe's Companies, Inc.	767,700	38,039,535
PT ACE Hardware Indonesia Tbk	7,294,000	354,106
Staples, Inc.	344,000	5,466,160
		45,257,021
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	2,043,132
Li & Fung Ltd.	1,474,000	1,900,881
		3,944,013
TOTAL CONSUMER DISCRETIONARY		228,050,674
CONSUMER STAPLES - 9.1%
Beverages - 2.1%
Diageo PLC	47,134	1,561,954
Molson Coors Brewing Co. Class B	35,800	2,010,170
Monster Beverage Corp. (a)	75,900	5,143,743
PepsiCo, Inc.	200,600	16,637,764
Pernod Ricard SA	26,993	3,075,089

	Shares	Value
Remy Cointreau SA	44,200	$ 3,708,554
SABMiller PLC	152,200	7,815,624
The Coca-Cola Co.	606,800	25,066,908
		65,019,806
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	13,891,737
Susser Holdings Corp. (a)	7,700	504,273
Walgreen Co.	593,600	34,096,384
		48,492,394
Food Products - 1.2%
Danone SA	109,300	7,867,045
Kellogg Co.	314,000	19,175,980
Mead Johnson Nutrition Co. Class A	32,300	2,705,448
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,500	5,648,845
		35,397,318
Household Products - 1.7%
Kimberly-Clark Corp.	85,200	8,899,992
Procter & Gamble Co.	533,900	43,464,799
		52,364,791
Tobacco - 2.5%
British American Tobacco PLC sponsored ADR	300,000	32,226,000
Lorillard, Inc.	460,900	23,358,412
Philip Morris International, Inc.	229,600	20,005,048
		75,589,460
TOTAL CONSUMER STAPLES		276,863,769
ENERGY - 11.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	241,700	14,388,401
Dresser-Rand Group, Inc. (a)	119,400	7,119,822
Ensco PLC Class A	125,900	7,198,962
Halliburton Co.	311,600	15,813,700
Helmerich & Payne, Inc.	73,800	6,205,104
National Oilwell Varco, Inc.	82,000	6,521,460
Schlumberger Ltd.	158,600	14,291,446
		71,538,895
Oil, Gas & Consumable Fuels - 9.5%
Amyris, Inc. (a)	893,102	4,724,510
Apache Corp.	328,000	28,188,320
BG Group PLC	744,600	15,998,439
BP PLC sponsored ADR	121,800	5,920,698
Canadian Natural Resources Ltd.	823,300	27,855,403
Chevron Corp.	454,000	56,709,140
Eni SpA	116,300	2,810,234
Exxon Mobil Corp.	201,100	20,351,320
Imperial Oil Ltd.	170,400	7,545,885
Occidental Petroleum Corp.	503,200	47,854,320
Peabody Energy Corp.	292,200	5,706,666
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A (United Kingdom)	453,300	$ 16,245,491
Suncor Energy, Inc.	815,500	28,589,522
The Williams Companies, Inc.	499,258	19,256,381
		287,756,329
TOTAL ENERGY		359,295,224
FINANCIALS - 19.1%
Capital Markets - 3.2%
Charles Schwab Corp.	996,300	25,903,800
KKR & Co. LP	236,400	5,753,976
Morgan Stanley	1,043,800	32,733,568
Northern Trust Corp.	207,395	12,835,677
State Street Corp.	254,400	18,670,416
UBS AG	98,064	1,877,666
		97,775,103
Commercial Banks - 4.7%
BNP Paribas SA	37,900	2,953,676
CIT Group, Inc.	197,000	10,269,610
Comerica, Inc.	154,300	7,335,422
Erste Group Bank AG	111,300	3,878,413
PNC Financial Services Group, Inc.	169,400	13,142,052
Standard Chartered PLC (United Kingdom)	953,670	21,477,526
SunTrust Banks, Inc.	232,100	8,543,601
U.S. Bancorp	558,200	22,551,280
UniCredit SpA	581,800	4,306,057
Wells Fargo & Co.	1,112,050	50,487,070
		144,944,707
Consumer Finance - 0.1%
SLM Corp.	65,928	1,732,588
Springleaf Holdings, Inc.	25,200	637,056
		2,369,644
Diversified Financial Services - 7.4%
Bank of America Corp.	3,162,400	49,238,568
Citigroup, Inc.	1,213,200	63,219,852
JPMorgan Chase & Co.	1,926,200	112,644,176
		225,102,596
Insurance - 3.7%
AIA Group Ltd.	57,200	286,948
American International Group, Inc.	362,400	18,500,520
Genworth Financial, Inc. Class A (a)	1,542,900	23,961,237
Lincoln National Corp.	335,100	17,297,862
MetLife, Inc.	826,400	44,559,488
Prudential Financial, Inc.	78,900	7,276,158
		111,882,213
TOTAL FINANCIALS		582,074,263

	Shares	Value
HEALTH CARE - 14.2%
Biotechnology - 1.9%
Aegerion Pharmaceuticals, Inc. (a)	36,000	$ 2,554,560
Amgen, Inc.	236,615	27,011,968
Clovis Oncology, Inc. (a)	141,600	8,534,232
Gentium SpA sponsored ADR (a)	73,080	4,172,868
Infinity Pharmaceuticals, Inc. (a)	199,800	2,759,238
Insmed, Inc. (a)	69,875	1,188,574
Intercept Pharmaceuticals, Inc. (a)	127,000	8,671,560
MEI Pharma, Inc. (a)	360,919	2,890,961
Synageva BioPharma Corp. (a)	23,225	1,503,122
		59,287,083
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	143,100	5,485,023
Accuray, Inc. (a)	594,300	5,176,353
Alere, Inc. (a)	1,016,000	36,779,200
Align Technology, Inc. (a)	249,900	14,281,785
Baxter International, Inc.	21,500	1,495,325
Boston Scientific Corp. (a)	1,622,800	19,506,056
Edwards Lifesciences Corp. (a)	33,972	2,233,999
Hologic, Inc. (a)	153,200	3,424,020
IDEXX Laboratories, Inc. (a)	32,500	3,457,025
Intuitive Surgical, Inc. (a)	27,300	10,485,384
NxStage Medical, Inc. (a)	184,800	1,848,000
St. Jude Medical, Inc.	187,400	11,609,430
Stryker Corp.	24,300	1,825,902
Volcano Corp. (a)	190,400	4,160,240
Zimmer Holdings, Inc.	47,400	4,417,206
		126,184,948
Health Care Providers & Services - 3.6%
Aetna, Inc.	213,200	14,623,388
Catamaran Corp. (a)	120,800	5,737,218
Express Scripts Holding Co. (a)	231,200	16,239,488
McKesson Corp.	140,400	22,660,560
MWI Veterinary Supply, Inc. (a)	5,100	870,009
Quest Diagnostics, Inc.	202,000	10,815,080
UnitedHealth Group, Inc.	364,000	27,409,200
WellPoint, Inc.	108,100	9,987,359
		108,342,302
Health Care Technology - 0.1%
HMS Holdings Corp. (a)	67,148	1,526,274
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	91,200	10,088,544
QIAGEN NV (a)	259,400	6,176,314
Thermo Fisher Scientific, Inc.	23,400	2,605,590
		18,870,448
Pharmaceuticals - 3.9%
Actavis PLC (a)	61,800	10,382,400
Cardiome Pharma Corp. (a)	138,700	874,832
Endo Health Solutions, Inc. (a)	110,500	7,454,330
GlaxoSmithKline PLC sponsored ADR	342,200	18,270,058
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	33,900	$ 4,290,384
Johnson & Johnson	159,800	14,636,082
Merck & Co., Inc.	782,100	39,144,105
Novartis AG sponsored ADR	80,800	6,494,704
Orexo AB (a)	82,400	2,101,044
Sanofi SA	15,289	1,632,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	290,800	11,655,264
XenoPort, Inc. (a)	271,508	1,561,171
		118,497,162
TOTAL HEALTH CARE		432,708,217
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.4%
Esterline Technologies Corp. (a)	64,000	6,525,440
Honeywell International, Inc.	88,067	8,046,682
The Boeing Co.	183,500	25,045,915
United Technologies Corp.	33,700	3,835,060
		43,453,097
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	146,500	8,546,810
United Parcel Service, Inc. Class B	254,900	26,784,892
		35,331,702
Building Products - 0.2%
Allegion PLC (a)	101,900	4,502,961
Electrical Equipment - 0.6%
AMETEK, Inc.	141,600	7,458,072
Hubbell, Inc. Class B	24,900	2,711,610
Roper Industries, Inc.	46,200	6,407,016
		16,576,698
Industrial Conglomerates - 3.0%
Danaher Corp.	191,200	14,760,640
General Electric Co.	2,700,500	75,695,015
		90,455,655
Machinery - 1.1%
Caterpillar, Inc.	92,100	8,363,601
Cummins, Inc.	30,700	4,327,779
Ingersoll-Rand PLC	305,600	18,824,960
Valmont Industries, Inc.	12,300	1,834,176
Xylem, Inc.	32,153	1,112,494
		34,463,010
Professional Services - 0.6%
Acacia Research Corp.	362,968	5,277,555
Bureau Veritas SA	74,800	2,186,161
Michael Page International PLC	597,400	4,827,611
Towers Watson & Co.	18,300	2,335,263
Verisk Analytics, Inc. (a)	68,900	4,528,108
		19,154,698

	Shares	Value
Road & Rail - 1.6%
CSX Corp.	1,056,000	$ 30,381,120
Hertz Global Holdings, Inc. (a)	294,000	8,414,280
Norfolk Southern Corp.	118,200	10,972,506
		49,767,906
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	109,900	4,426,772
WESCO International, Inc. (a)	31,958	2,910,415
		7,337,187
TOTAL INDUSTRIALS		301,042,914
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,203,100	49,459,595
QUALCOMM, Inc.	292,000	21,681,000
		71,140,595
Computers & Peripherals - 4.3%
Apple, Inc.	202,200	113,456,440
EMC Corp.	578,500	14,549,275
NCR Corp. (a)	56,100	1,910,766
		129,916,481
Internet Software & Services - 2.4%
eBay, Inc. (a)	12,600	691,614
Google, Inc. Class A (a)	61,200	68,587,452
Yahoo!, Inc. (a)	60,399	2,442,536
		71,721,602
IT Services - 5.6%
Accenture PLC Class A	37,000	3,042,140
Cognizant Technology Solutions Corp. Class A (a)	228,300	23,053,734
Fidelity National Information Services, Inc.	167,100	8,969,928
Gartner, Inc. Class A (a)	66,300	4,710,615
IBM Corp.	59,700	11,197,929
MasterCard, Inc. Class A	45,000	37,595,700
Paychex, Inc.	608,100	27,686,793
The Western Union Co.	516,800	8,914,800
Unisys Corp. (a)	338,800	11,373,516
Visa, Inc. Class A	149,800	33,357,464
		169,902,619
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	930,400	16,458,776
Broadcom Corp. Class A	830,136	24,613,532
Lam Research Corp. (a)	177,400	9,659,430
NXP Semiconductors NV (a)	50,000	2,296,500
		53,028,238
Software - 4.8%
Adobe Systems, Inc. (a)	173,900	10,413,132
Autodesk, Inc. (a)	397,800	20,021,274
Citrix Systems, Inc. (a)	78,200	4,946,150
Concur Technologies, Inc. (a)	57,900	5,974,122
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	31,340	$ 718,940
Interactive Intelligence Group, Inc. (a)	17,600	1,185,536
Microsoft Corp.	1,982,500	74,204,975
Oracle Corp.	385,800	14,760,708
Parametric Technology Corp. (a)	113,400	4,013,226
salesforce.com, Inc. (a)	87,100	4,807,049
VMware, Inc. Class A (a)	61,700	5,535,107
Workday, Inc. Class A (a)	8,600	715,176
		147,295,395
TOTAL INFORMATION TECHNOLOGY		643,004,930
MATERIALS - 2.6%
Chemicals - 1.8%
Airgas, Inc.	64,200	7,180,770
Chemtura Corp. (a)	118,958	3,321,307
E.I. du Pont de Nemours & Co.	122,547	7,961,879
Intrepid Potash, Inc. (c)	204,100	3,232,944
Johnson Matthey PLC	46,600	2,531,086
Monsanto Co.	180,000	20,979,000
Potash Corp. of Saskatchewan, Inc.	147,600	4,866,041
Syngenta AG (Switzerland)	15,020	5,988,431
		56,061,458
Construction Materials - 0.0%
Imerys SA	7,300	634,793
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	142,000	5,359,080
Grupo Mexico SA de CV Series B	1,134,300	3,785,706
Southern Copper Corp.	170,700	4,900,797
Walter Energy, Inc. (c)	565,600	9,405,928
		23,451,511
TOTAL MATERIALS		80,147,762
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	536,100	26,343,954
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	169,300	6,655,183
TOTAL TELECOMMUNICATION SERVICES		32,999,137
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (c)	104,200	1,639,225
TOTAL COMMON STOCKS (Cost $2,654,262,767)		2,937,826,115
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 2/27/14 (d) (Cost $2,989,853)	$ 2,990,000	$ 2,989,883
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	92,696,392	92,696,392
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(e)	3,331,159	3,331,159
TOTAL MONEY MARKET FUNDS (Cost $96,027,551)		96,027,551
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,753,280,171)		3,036,843,549
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,133,514
NET ASSETS - 100%		$ 3,041,977,063
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
544 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 50,077,920	$ 1,612,486

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,374,907.
(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,009
Fidelity Securities Lending Cash Central Fund	130,922
Total	$ 136,931
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 228,050,674	$ 227,696,568	$ 354,106	$ -
Consumer Staples	276,863,769	269,652,970	7,210,799	-
Energy	359,295,224	340,239,499	19,055,725	-
Financials	582,074,263	580,196,597	1,877,666	-
Health Care	432,708,217	431,075,429	1,632,788	-
Industrials	301,042,914	301,042,914	-	-
Information Technology	643,004,930	643,004,930	-	-
Materials	80,147,762	70,373,625	9,774,137	-
Telecommunication Services	32,999,137	32,999,137	-	-
Utilities	1,639,225	1,639,225	-	-
U.S. Government and Government Agency Obligations	2,989,883	-	2,989,883	-
Money Market Funds	96,027,551	96,027,551	-	-
Total Investments in Securities:	$ 3,036,843,549	$ 2,993,948,445	$ 42,895,104	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,612,486	$ 1,612,486	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,757,730,306. Net unrealized appreciation aggregated $279,113,243, of which $289,429,084 related to appreciated investment securities and $10,315,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class O

December 31, 2013

1.811327.109

DESIIO-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co.	170,100	$ 4,056,885
Automobiles - 0.3%
Ford Motor Co.	419,605	6,474,505
Tesla Motors, Inc. (a)	18,400	2,766,992
		9,241,497
Distributors - 0.1%
LKQ Corp. (a)	126,600	4,165,140
Diversified Consumer Services - 0.1%
H&R Block, Inc.	90,900	2,639,736
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	61,000	4,495,090
Yum! Brands, Inc.	173,600	13,125,896
		17,620,986
Internet & Catalog Retail - 0.1%
Expedia, Inc.	32,100	2,236,086
Leisure Equipment & Products - 0.3%
Mattel, Inc.	177,714	8,455,632
Media - 2.6%
Comcast Corp. Class A	825,500	42,897,108
Discovery Communications, Inc. Class A (a)	13,600	1,229,712
Time Warner, Inc.	477,200	33,270,384
		77,397,204
Multiline Retail - 1.7%
Kohl's Corp.	50,400	2,860,200
Target Corp.	793,050	50,176,274
		53,036,474
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	17,400	1,397,220
Lowe's Companies, Inc.	767,700	38,039,535
PT ACE Hardware Indonesia Tbk	7,294,000	354,106
Staples, Inc.	344,000	5,466,160
		45,257,021
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	2,043,132
Li & Fung Ltd.	1,474,000	1,900,881
		3,944,013
TOTAL CONSUMER DISCRETIONARY		228,050,674
CONSUMER STAPLES - 9.1%
Beverages - 2.1%
Diageo PLC	47,134	1,561,954
Molson Coors Brewing Co. Class B	35,800	2,010,170
Monster Beverage Corp. (a)	75,900	5,143,743
PepsiCo, Inc.	200,600	16,637,764
Pernod Ricard SA	26,993	3,075,089

	Shares	Value
Remy Cointreau SA	44,200	$ 3,708,554
SABMiller PLC	152,200	7,815,624
The Coca-Cola Co.	606,800	25,066,908
		65,019,806
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	13,891,737
Susser Holdings Corp. (a)	7,700	504,273
Walgreen Co.	593,600	34,096,384
		48,492,394
Food Products - 1.2%
Danone SA	109,300	7,867,045
Kellogg Co.	314,000	19,175,980
Mead Johnson Nutrition Co. Class A	32,300	2,705,448
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,500	5,648,845
		35,397,318
Household Products - 1.7%
Kimberly-Clark Corp.	85,200	8,899,992
Procter & Gamble Co.	533,900	43,464,799
		52,364,791
Tobacco - 2.5%
British American Tobacco PLC sponsored ADR	300,000	32,226,000
Lorillard, Inc.	460,900	23,358,412
Philip Morris International, Inc.	229,600	20,005,048
		75,589,460
TOTAL CONSUMER STAPLES		276,863,769
ENERGY - 11.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	241,700	14,388,401
Dresser-Rand Group, Inc. (a)	119,400	7,119,822
Ensco PLC Class A	125,900	7,198,962
Halliburton Co.	311,600	15,813,700
Helmerich & Payne, Inc.	73,800	6,205,104
National Oilwell Varco, Inc.	82,000	6,521,460
Schlumberger Ltd.	158,600	14,291,446
		71,538,895
Oil, Gas & Consumable Fuels - 9.5%
Amyris, Inc. (a)	893,102	4,724,510
Apache Corp.	328,000	28,188,320
BG Group PLC	744,600	15,998,439
BP PLC sponsored ADR	121,800	5,920,698
Canadian Natural Resources Ltd.	823,300	27,855,403
Chevron Corp.	454,000	56,709,140
Eni SpA	116,300	2,810,234
Exxon Mobil Corp.	201,100	20,351,320
Imperial Oil Ltd.	170,400	7,545,885
Occidental Petroleum Corp.	503,200	47,854,320
Peabody Energy Corp.	292,200	5,706,666
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A (United Kingdom)	453,300	$ 16,245,491
Suncor Energy, Inc.	815,500	28,589,522
The Williams Companies, Inc.	499,258	19,256,381
		287,756,329
TOTAL ENERGY		359,295,224
FINANCIALS - 19.1%
Capital Markets - 3.2%
Charles Schwab Corp.	996,300	25,903,800
KKR & Co. LP	236,400	5,753,976
Morgan Stanley	1,043,800	32,733,568
Northern Trust Corp.	207,395	12,835,677
State Street Corp.	254,400	18,670,416
UBS AG	98,064	1,877,666
		97,775,103
Commercial Banks - 4.7%
BNP Paribas SA	37,900	2,953,676
CIT Group, Inc.	197,000	10,269,610
Comerica, Inc.	154,300	7,335,422
Erste Group Bank AG	111,300	3,878,413
PNC Financial Services Group, Inc.	169,400	13,142,052
Standard Chartered PLC (United Kingdom)	953,670	21,477,526
SunTrust Banks, Inc.	232,100	8,543,601
U.S. Bancorp	558,200	22,551,280
UniCredit SpA	581,800	4,306,057
Wells Fargo & Co.	1,112,050	50,487,070
		144,944,707
Consumer Finance - 0.1%
SLM Corp.	65,928	1,732,588
Springleaf Holdings, Inc.	25,200	637,056
		2,369,644
Diversified Financial Services - 7.4%
Bank of America Corp.	3,162,400	49,238,568
Citigroup, Inc.	1,213,200	63,219,852
JPMorgan Chase & Co.	1,926,200	112,644,176
		225,102,596
Insurance - 3.7%
AIA Group Ltd.	57,200	286,948
American International Group, Inc.	362,400	18,500,520
Genworth Financial, Inc. Class A (a)	1,542,900	23,961,237
Lincoln National Corp.	335,100	17,297,862
MetLife, Inc.	826,400	44,559,488
Prudential Financial, Inc.	78,900	7,276,158
		111,882,213
TOTAL FINANCIALS		582,074,263

	Shares	Value
HEALTH CARE - 14.2%
Biotechnology - 1.9%
Aegerion Pharmaceuticals, Inc. (a)	36,000	$ 2,554,560
Amgen, Inc.	236,615	27,011,968
Clovis Oncology, Inc. (a)	141,600	8,534,232
Gentium SpA sponsored ADR (a)	73,080	4,172,868
Infinity Pharmaceuticals, Inc. (a)	199,800	2,759,238
Insmed, Inc. (a)	69,875	1,188,574
Intercept Pharmaceuticals, Inc. (a)	127,000	8,671,560
MEI Pharma, Inc. (a)	360,919	2,890,961
Synageva BioPharma Corp. (a)	23,225	1,503,122
		59,287,083
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	143,100	5,485,023
Accuray, Inc. (a)	594,300	5,176,353
Alere, Inc. (a)	1,016,000	36,779,200
Align Technology, Inc. (a)	249,900	14,281,785
Baxter International, Inc.	21,500	1,495,325
Boston Scientific Corp. (a)	1,622,800	19,506,056
Edwards Lifesciences Corp. (a)	33,972	2,233,999
Hologic, Inc. (a)	153,200	3,424,020
IDEXX Laboratories, Inc. (a)	32,500	3,457,025
Intuitive Surgical, Inc. (a)	27,300	10,485,384
NxStage Medical, Inc. (a)	184,800	1,848,000
St. Jude Medical, Inc.	187,400	11,609,430
Stryker Corp.	24,300	1,825,902
Volcano Corp. (a)	190,400	4,160,240
Zimmer Holdings, Inc.	47,400	4,417,206
		126,184,948
Health Care Providers & Services - 3.6%
Aetna, Inc.	213,200	14,623,388
Catamaran Corp. (a)	120,800	5,737,218
Express Scripts Holding Co. (a)	231,200	16,239,488
McKesson Corp.	140,400	22,660,560
MWI Veterinary Supply, Inc. (a)	5,100	870,009
Quest Diagnostics, Inc.	202,000	10,815,080
UnitedHealth Group, Inc.	364,000	27,409,200
WellPoint, Inc.	108,100	9,987,359
		108,342,302
Health Care Technology - 0.1%
HMS Holdings Corp. (a)	67,148	1,526,274
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	91,200	10,088,544
QIAGEN NV (a)	259,400	6,176,314
Thermo Fisher Scientific, Inc.	23,400	2,605,590
		18,870,448
Pharmaceuticals - 3.9%
Actavis PLC (a)	61,800	10,382,400
Cardiome Pharma Corp. (a)	138,700	874,832
Endo Health Solutions, Inc. (a)	110,500	7,454,330
GlaxoSmithKline PLC sponsored ADR	342,200	18,270,058
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	33,900	$ 4,290,384
Johnson & Johnson	159,800	14,636,082
Merck & Co., Inc.	782,100	39,144,105
Novartis AG sponsored ADR	80,800	6,494,704
Orexo AB (a)	82,400	2,101,044
Sanofi SA	15,289	1,632,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	290,800	11,655,264
XenoPort, Inc. (a)	271,508	1,561,171
		118,497,162
TOTAL HEALTH CARE		432,708,217
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.4%
Esterline Technologies Corp. (a)	64,000	6,525,440
Honeywell International, Inc.	88,067	8,046,682
The Boeing Co.	183,500	25,045,915
United Technologies Corp.	33,700	3,835,060
		43,453,097
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	146,500	8,546,810
United Parcel Service, Inc. Class B	254,900	26,784,892
		35,331,702
Building Products - 0.2%
Allegion PLC (a)	101,900	4,502,961
Electrical Equipment - 0.6%
AMETEK, Inc.	141,600	7,458,072
Hubbell, Inc. Class B	24,900	2,711,610
Roper Industries, Inc.	46,200	6,407,016
		16,576,698
Industrial Conglomerates - 3.0%
Danaher Corp.	191,200	14,760,640
General Electric Co.	2,700,500	75,695,015
		90,455,655
Machinery - 1.1%
Caterpillar, Inc.	92,100	8,363,601
Cummins, Inc.	30,700	4,327,779
Ingersoll-Rand PLC	305,600	18,824,960
Valmont Industries, Inc.	12,300	1,834,176
Xylem, Inc.	32,153	1,112,494
		34,463,010
Professional Services - 0.6%
Acacia Research Corp.	362,968	5,277,555
Bureau Veritas SA	74,800	2,186,161
Michael Page International PLC	597,400	4,827,611
Towers Watson & Co.	18,300	2,335,263
Verisk Analytics, Inc. (a)	68,900	4,528,108
		19,154,698

	Shares	Value
Road & Rail - 1.6%
CSX Corp.	1,056,000	$ 30,381,120
Hertz Global Holdings, Inc. (a)	294,000	8,414,280
Norfolk Southern Corp.	118,200	10,972,506
		49,767,906
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	109,900	4,426,772
WESCO International, Inc. (a)	31,958	2,910,415
		7,337,187
TOTAL INDUSTRIALS		301,042,914
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,203,100	49,459,595
QUALCOMM, Inc.	292,000	21,681,000
		71,140,595
Computers & Peripherals - 4.3%
Apple, Inc.	202,200	113,456,440
EMC Corp.	578,500	14,549,275
NCR Corp. (a)	56,100	1,910,766
		129,916,481
Internet Software & Services - 2.4%
eBay, Inc. (a)	12,600	691,614
Google, Inc. Class A (a)	61,200	68,587,452
Yahoo!, Inc. (a)	60,399	2,442,536
		71,721,602
IT Services - 5.6%
Accenture PLC Class A	37,000	3,042,140
Cognizant Technology Solutions Corp. Class A (a)	228,300	23,053,734
Fidelity National Information Services, Inc.	167,100	8,969,928
Gartner, Inc. Class A (a)	66,300	4,710,615
IBM Corp.	59,700	11,197,929
MasterCard, Inc. Class A	45,000	37,595,700
Paychex, Inc.	608,100	27,686,793
The Western Union Co.	516,800	8,914,800
Unisys Corp. (a)	338,800	11,373,516
Visa, Inc. Class A	149,800	33,357,464
		169,902,619
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	930,400	16,458,776
Broadcom Corp. Class A	830,136	24,613,532
Lam Research Corp. (a)	177,400	9,659,430
NXP Semiconductors NV (a)	50,000	2,296,500
		53,028,238
Software - 4.8%
Adobe Systems, Inc. (a)	173,900	10,413,132
Autodesk, Inc. (a)	397,800	20,021,274
Citrix Systems, Inc. (a)	78,200	4,946,150
Concur Technologies, Inc. (a)	57,900	5,974,122
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	31,340	$ 718,940
Interactive Intelligence Group, Inc. (a)	17,600	1,185,536
Microsoft Corp.	1,982,500	74,204,975
Oracle Corp.	385,800	14,760,708
Parametric Technology Corp. (a)	113,400	4,013,226
salesforce.com, Inc. (a)	87,100	4,807,049
VMware, Inc. Class A (a)	61,700	5,535,107
Workday, Inc. Class A (a)	8,600	715,176
		147,295,395
TOTAL INFORMATION TECHNOLOGY		643,004,930
MATERIALS - 2.6%
Chemicals - 1.8%
Airgas, Inc.	64,200	7,180,770
Chemtura Corp. (a)	118,958	3,321,307
E.I. du Pont de Nemours & Co.	122,547	7,961,879
Intrepid Potash, Inc. (c)	204,100	3,232,944
Johnson Matthey PLC	46,600	2,531,086
Monsanto Co.	180,000	20,979,000
Potash Corp. of Saskatchewan, Inc.	147,600	4,866,041
Syngenta AG (Switzerland)	15,020	5,988,431
		56,061,458
Construction Materials - 0.0%
Imerys SA	7,300	634,793
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	142,000	5,359,080
Grupo Mexico SA de CV Series B	1,134,300	3,785,706
Southern Copper Corp.	170,700	4,900,797
Walter Energy, Inc. (c)	565,600	9,405,928
		23,451,511
TOTAL MATERIALS		80,147,762
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	536,100	26,343,954
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	169,300	6,655,183
TOTAL TELECOMMUNICATION SERVICES		32,999,137
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (c)	104,200	1,639,225
TOTAL COMMON STOCKS (Cost $2,654,262,767)		2,937,826,115
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 2/27/14 (d) (Cost $2,989,853)	$ 2,990,000	$ 2,989,883
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	92,696,392	92,696,392
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(e)	3,331,159	3,331,159
TOTAL MONEY MARKET FUNDS (Cost $96,027,551)		96,027,551
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,753,280,171)		3,036,843,549
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,133,514
NET ASSETS - 100%		$ 3,041,977,063
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
544 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 50,077,920	$ 1,612,486

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,374,907.
(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,009
Fidelity Securities Lending Cash Central Fund	130,922
Total	$ 136,931
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 228,050,674	$ 227,696,568	$ 354,106	$ -
Consumer Staples	276,863,769	269,652,970	7,210,799	-
Energy	359,295,224	340,239,499	19,055,725	-
Financials	582,074,263	580,196,597	1,877,666	-
Health Care	432,708,217	431,075,429	1,632,788	-
Industrials	301,042,914	301,042,914	-	-
Information Technology	643,004,930	643,004,930	-	-
Materials	80,147,762	70,373,625	9,774,137	-
Telecommunication Services	32,999,137	32,999,137	-	-
Utilities	1,639,225	1,639,225	-	-
U.S. Government and Government Agency Obligations	2,989,883	-	2,989,883	-
Money Market Funds	96,027,551	96,027,551	-	-
Total Investments in Securities:	$ 3,036,843,549	$ 2,993,948,445	$ 42,895,104	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,612,486	$ 1,612,486	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,757,730,306. Net unrealized appreciation aggregated $279,113,243, of which $289,429,084 related to appreciated investment securities and $10,315,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A

December 31, 2013

1.811326.109

DESIIN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co.	170,100	$ 4,056,885
Automobiles - 0.3%
Ford Motor Co.	419,605	6,474,505
Tesla Motors, Inc. (a)	18,400	2,766,992
		9,241,497
Distributors - 0.1%
LKQ Corp. (a)	126,600	4,165,140
Diversified Consumer Services - 0.1%
H&R Block, Inc.	90,900	2,639,736
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	61,000	4,495,090
Yum! Brands, Inc.	173,600	13,125,896
		17,620,986
Internet & Catalog Retail - 0.1%
Expedia, Inc.	32,100	2,236,086
Leisure Equipment & Products - 0.3%
Mattel, Inc.	177,714	8,455,632
Media - 2.6%
Comcast Corp. Class A	825,500	42,897,108
Discovery Communications, Inc. Class A (a)	13,600	1,229,712
Time Warner, Inc.	477,200	33,270,384
		77,397,204
Multiline Retail - 1.7%
Kohl's Corp.	50,400	2,860,200
Target Corp.	793,050	50,176,274
		53,036,474
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	17,400	1,397,220
Lowe's Companies, Inc.	767,700	38,039,535
PT ACE Hardware Indonesia Tbk	7,294,000	354,106
Staples, Inc.	344,000	5,466,160
		45,257,021
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	2,043,132
Li & Fung Ltd.	1,474,000	1,900,881
		3,944,013
TOTAL CONSUMER DISCRETIONARY		228,050,674
CONSUMER STAPLES - 9.1%
Beverages - 2.1%
Diageo PLC	47,134	1,561,954
Molson Coors Brewing Co. Class B	35,800	2,010,170
Monster Beverage Corp. (a)	75,900	5,143,743
PepsiCo, Inc.	200,600	16,637,764
Pernod Ricard SA	26,993	3,075,089

	Shares	Value
Remy Cointreau SA	44,200	$ 3,708,554
SABMiller PLC	152,200	7,815,624
The Coca-Cola Co.	606,800	25,066,908
		65,019,806
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	13,891,737
Susser Holdings Corp. (a)	7,700	504,273
Walgreen Co.	593,600	34,096,384
		48,492,394
Food Products - 1.2%
Danone SA	109,300	7,867,045
Kellogg Co.	314,000	19,175,980
Mead Johnson Nutrition Co. Class A	32,300	2,705,448
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,500	5,648,845
		35,397,318
Household Products - 1.7%
Kimberly-Clark Corp.	85,200	8,899,992
Procter & Gamble Co.	533,900	43,464,799
		52,364,791
Tobacco - 2.5%
British American Tobacco PLC sponsored ADR	300,000	32,226,000
Lorillard, Inc.	460,900	23,358,412
Philip Morris International, Inc.	229,600	20,005,048
		75,589,460
TOTAL CONSUMER STAPLES		276,863,769
ENERGY - 11.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	241,700	14,388,401
Dresser-Rand Group, Inc. (a)	119,400	7,119,822
Ensco PLC Class A	125,900	7,198,962
Halliburton Co.	311,600	15,813,700
Helmerich & Payne, Inc.	73,800	6,205,104
National Oilwell Varco, Inc.	82,000	6,521,460
Schlumberger Ltd.	158,600	14,291,446
		71,538,895
Oil, Gas & Consumable Fuels - 9.5%
Amyris, Inc. (a)	893,102	4,724,510
Apache Corp.	328,000	28,188,320
BG Group PLC	744,600	15,998,439
BP PLC sponsored ADR	121,800	5,920,698
Canadian Natural Resources Ltd.	823,300	27,855,403
Chevron Corp.	454,000	56,709,140
Eni SpA	116,300	2,810,234
Exxon Mobil Corp.	201,100	20,351,320
Imperial Oil Ltd.	170,400	7,545,885
Occidental Petroleum Corp.	503,200	47,854,320
Peabody Energy Corp.	292,200	5,706,666
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A (United Kingdom)	453,300	$ 16,245,491
Suncor Energy, Inc.	815,500	28,589,522
The Williams Companies, Inc.	499,258	19,256,381
		287,756,329
TOTAL ENERGY		359,295,224
FINANCIALS - 19.1%
Capital Markets - 3.2%
Charles Schwab Corp.	996,300	25,903,800
KKR & Co. LP	236,400	5,753,976
Morgan Stanley	1,043,800	32,733,568
Northern Trust Corp.	207,395	12,835,677
State Street Corp.	254,400	18,670,416
UBS AG	98,064	1,877,666
		97,775,103
Commercial Banks - 4.7%
BNP Paribas SA	37,900	2,953,676
CIT Group, Inc.	197,000	10,269,610
Comerica, Inc.	154,300	7,335,422
Erste Group Bank AG	111,300	3,878,413
PNC Financial Services Group, Inc.	169,400	13,142,052
Standard Chartered PLC (United Kingdom)	953,670	21,477,526
SunTrust Banks, Inc.	232,100	8,543,601
U.S. Bancorp	558,200	22,551,280
UniCredit SpA	581,800	4,306,057
Wells Fargo & Co.	1,112,050	50,487,070
		144,944,707
Consumer Finance - 0.1%
SLM Corp.	65,928	1,732,588
Springleaf Holdings, Inc.	25,200	637,056
		2,369,644
Diversified Financial Services - 7.4%
Bank of America Corp.	3,162,400	49,238,568
Citigroup, Inc.	1,213,200	63,219,852
JPMorgan Chase & Co.	1,926,200	112,644,176
		225,102,596
Insurance - 3.7%
AIA Group Ltd.	57,200	286,948
American International Group, Inc.	362,400	18,500,520
Genworth Financial, Inc. Class A (a)	1,542,900	23,961,237
Lincoln National Corp.	335,100	17,297,862
MetLife, Inc.	826,400	44,559,488
Prudential Financial, Inc.	78,900	7,276,158
		111,882,213
TOTAL FINANCIALS		582,074,263

	Shares	Value
HEALTH CARE - 14.2%
Biotechnology - 1.9%
Aegerion Pharmaceuticals, Inc. (a)	36,000	$ 2,554,560
Amgen, Inc.	236,615	27,011,968
Clovis Oncology, Inc. (a)	141,600	8,534,232
Gentium SpA sponsored ADR (a)	73,080	4,172,868
Infinity Pharmaceuticals, Inc. (a)	199,800	2,759,238
Insmed, Inc. (a)	69,875	1,188,574
Intercept Pharmaceuticals, Inc. (a)	127,000	8,671,560
MEI Pharma, Inc. (a)	360,919	2,890,961
Synageva BioPharma Corp. (a)	23,225	1,503,122
		59,287,083
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	143,100	5,485,023
Accuray, Inc. (a)	594,300	5,176,353
Alere, Inc. (a)	1,016,000	36,779,200
Align Technology, Inc. (a)	249,900	14,281,785
Baxter International, Inc.	21,500	1,495,325
Boston Scientific Corp. (a)	1,622,800	19,506,056
Edwards Lifesciences Corp. (a)	33,972	2,233,999
Hologic, Inc. (a)	153,200	3,424,020
IDEXX Laboratories, Inc. (a)	32,500	3,457,025
Intuitive Surgical, Inc. (a)	27,300	10,485,384
NxStage Medical, Inc. (a)	184,800	1,848,000
St. Jude Medical, Inc.	187,400	11,609,430
Stryker Corp.	24,300	1,825,902
Volcano Corp. (a)	190,400	4,160,240
Zimmer Holdings, Inc.	47,400	4,417,206
		126,184,948
Health Care Providers & Services - 3.6%
Aetna, Inc.	213,200	14,623,388
Catamaran Corp. (a)	120,800	5,737,218
Express Scripts Holding Co. (a)	231,200	16,239,488
McKesson Corp.	140,400	22,660,560
MWI Veterinary Supply, Inc. (a)	5,100	870,009
Quest Diagnostics, Inc.	202,000	10,815,080
UnitedHealth Group, Inc.	364,000	27,409,200
WellPoint, Inc.	108,100	9,987,359
		108,342,302
Health Care Technology - 0.1%
HMS Holdings Corp. (a)	67,148	1,526,274
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	91,200	10,088,544
QIAGEN NV (a)	259,400	6,176,314
Thermo Fisher Scientific, Inc.	23,400	2,605,590
		18,870,448
Pharmaceuticals - 3.9%
Actavis PLC (a)	61,800	10,382,400
Cardiome Pharma Corp. (a)	138,700	874,832
Endo Health Solutions, Inc. (a)	110,500	7,454,330
GlaxoSmithKline PLC sponsored ADR	342,200	18,270,058
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	33,900	$ 4,290,384
Johnson & Johnson	159,800	14,636,082
Merck & Co., Inc.	782,100	39,144,105
Novartis AG sponsored ADR	80,800	6,494,704
Orexo AB (a)	82,400	2,101,044
Sanofi SA	15,289	1,632,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	290,800	11,655,264
XenoPort, Inc. (a)	271,508	1,561,171
		118,497,162
TOTAL HEALTH CARE		432,708,217
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.4%
Esterline Technologies Corp. (a)	64,000	6,525,440
Honeywell International, Inc.	88,067	8,046,682
The Boeing Co.	183,500	25,045,915
United Technologies Corp.	33,700	3,835,060
		43,453,097
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	146,500	8,546,810
United Parcel Service, Inc. Class B	254,900	26,784,892
		35,331,702
Building Products - 0.2%
Allegion PLC (a)	101,900	4,502,961
Electrical Equipment - 0.6%
AMETEK, Inc.	141,600	7,458,072
Hubbell, Inc. Class B	24,900	2,711,610
Roper Industries, Inc.	46,200	6,407,016
		16,576,698
Industrial Conglomerates - 3.0%
Danaher Corp.	191,200	14,760,640
General Electric Co.	2,700,500	75,695,015
		90,455,655
Machinery - 1.1%
Caterpillar, Inc.	92,100	8,363,601
Cummins, Inc.	30,700	4,327,779
Ingersoll-Rand PLC	305,600	18,824,960
Valmont Industries, Inc.	12,300	1,834,176
Xylem, Inc.	32,153	1,112,494
		34,463,010
Professional Services - 0.6%
Acacia Research Corp.	362,968	5,277,555
Bureau Veritas SA	74,800	2,186,161
Michael Page International PLC	597,400	4,827,611
Towers Watson & Co.	18,300	2,335,263
Verisk Analytics, Inc. (a)	68,900	4,528,108
		19,154,698

	Shares	Value
Road & Rail - 1.6%
CSX Corp.	1,056,000	$ 30,381,120
Hertz Global Holdings, Inc. (a)	294,000	8,414,280
Norfolk Southern Corp.	118,200	10,972,506
		49,767,906
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	109,900	4,426,772
WESCO International, Inc. (a)	31,958	2,910,415
		7,337,187
TOTAL INDUSTRIALS		301,042,914
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,203,100	49,459,595
QUALCOMM, Inc.	292,000	21,681,000
		71,140,595
Computers & Peripherals - 4.3%
Apple, Inc.	202,200	113,456,440
EMC Corp.	578,500	14,549,275
NCR Corp. (a)	56,100	1,910,766
		129,916,481
Internet Software & Services - 2.4%
eBay, Inc. (a)	12,600	691,614
Google, Inc. Class A (a)	61,200	68,587,452
Yahoo!, Inc. (a)	60,399	2,442,536
		71,721,602
IT Services - 5.6%
Accenture PLC Class A	37,000	3,042,140
Cognizant Technology Solutions Corp. Class A (a)	228,300	23,053,734
Fidelity National Information Services, Inc.	167,100	8,969,928
Gartner, Inc. Class A (a)	66,300	4,710,615
IBM Corp.	59,700	11,197,929
MasterCard, Inc. Class A	45,000	37,595,700
Paychex, Inc.	608,100	27,686,793
The Western Union Co.	516,800	8,914,800
Unisys Corp. (a)	338,800	11,373,516
Visa, Inc. Class A	149,800	33,357,464
		169,902,619
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	930,400	16,458,776
Broadcom Corp. Class A	830,136	24,613,532
Lam Research Corp. (a)	177,400	9,659,430
NXP Semiconductors NV (a)	50,000	2,296,500
		53,028,238
Software - 4.8%
Adobe Systems, Inc. (a)	173,900	10,413,132
Autodesk, Inc. (a)	397,800	20,021,274
Citrix Systems, Inc. (a)	78,200	4,946,150
Concur Technologies, Inc. (a)	57,900	5,974,122
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	31,340	$ 718,940
Interactive Intelligence Group, Inc. (a)	17,600	1,185,536
Microsoft Corp.	1,982,500	74,204,975
Oracle Corp.	385,800	14,760,708
Parametric Technology Corp. (a)	113,400	4,013,226
salesforce.com, Inc. (a)	87,100	4,807,049
VMware, Inc. Class A (a)	61,700	5,535,107
Workday, Inc. Class A (a)	8,600	715,176
		147,295,395
TOTAL INFORMATION TECHNOLOGY		643,004,930
MATERIALS - 2.6%
Chemicals - 1.8%
Airgas, Inc.	64,200	7,180,770
Chemtura Corp. (a)	118,958	3,321,307
E.I. du Pont de Nemours & Co.	122,547	7,961,879
Intrepid Potash, Inc. (c)	204,100	3,232,944
Johnson Matthey PLC	46,600	2,531,086
Monsanto Co.	180,000	20,979,000
Potash Corp. of Saskatchewan, Inc.	147,600	4,866,041
Syngenta AG (Switzerland)	15,020	5,988,431
		56,061,458
Construction Materials - 0.0%
Imerys SA	7,300	634,793
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	142,000	5,359,080
Grupo Mexico SA de CV Series B	1,134,300	3,785,706
Southern Copper Corp.	170,700	4,900,797
Walter Energy, Inc. (c)	565,600	9,405,928
		23,451,511
TOTAL MATERIALS		80,147,762
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	536,100	26,343,954
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	169,300	6,655,183
TOTAL TELECOMMUNICATION SERVICES		32,999,137
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (c)	104,200	1,639,225
TOTAL COMMON STOCKS (Cost $2,654,262,767)		2,937,826,115
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 2/27/14 (d) (Cost $2,989,853)	$ 2,990,000	$ 2,989,883
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	92,696,392	92,696,392
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(e)	3,331,159	3,331,159
TOTAL MONEY MARKET FUNDS (Cost $96,027,551)		96,027,551
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,753,280,171)		3,036,843,549
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,133,514
NET ASSETS - 100%		$ 3,041,977,063
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
544 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 50,077,920	$ 1,612,486

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,374,907.
(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,009
Fidelity Securities Lending Cash Central Fund	130,922
Total	$ 136,931
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 228,050,674	$ 227,696,568	$ 354,106	$ -
Consumer Staples	276,863,769	269,652,970	7,210,799	-
Energy	359,295,224	340,239,499	19,055,725	-
Financials	582,074,263	580,196,597	1,877,666	-
Health Care	432,708,217	431,075,429	1,632,788	-
Industrials	301,042,914	301,042,914	-	-
Information Technology	643,004,930	643,004,930	-	-
Materials	80,147,762	70,373,625	9,774,137	-
Telecommunication Services	32,999,137	32,999,137	-	-
Utilities	1,639,225	1,639,225	-	-
U.S. Government and Government Agency Obligations	2,989,883	-	2,989,883	-
Money Market Funds	96,027,551	96,027,551	-	-
Total Investments in Securities:	$ 3,036,843,549	$ 2,993,948,445	$ 42,895,104	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,612,486	$ 1,612,486	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,757,730,306. Net unrealized appreciation aggregated $279,113,243, of which $289,429,084 related to appreciated investment securities and $10,315,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class
Class Z

December 31, 2013

1.827901.108

ADESI-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.3%
Ford Motor Co.	150,000	$ 2,314,500
Tesla Motors, Inc. (a)	25,000	3,759,500
		6,074,000
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	200,000	19,406,000
Texas Roadhouse, Inc. Class A	175,000	4,865,000
Yum! Brands, Inc.	275,000	20,792,750
		45,063,750
Leisure Equipment & Products - 0.7%
Brunswick Corp.	100,000	4,606,000
New Academy Holding Co. LLC unit (f)(g)	60,000	11,014,200
		15,620,200
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	700,000	34,916,000
Sinclair Broadcast Group, Inc. Class A	75,000	2,679,750
Smiles SA	225,000	3,126,435
Time Warner, Inc.	75,000	5,229,000
		45,951,185
Multiline Retail - 1.5%
Kohl's Corp.	150,000	8,512,500
Target Corp.	400,000	25,308,000
		33,820,500
Specialty Retail - 0.5%
Abercrombie & Fitch Co. Class A	75,000	2,468,250
Citi Trends, Inc. (a)	16,450	279,650
Staples, Inc.	325,000	5,164,250
World Duty Free SpA (a)	300,000	3,772,169
		11,684,319
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	377,300	4,800,550
Coach, Inc.	137,500	7,717,875
		12,518,425
TOTAL CONSUMER DISCRETIONARY		170,732,379
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	250,000	14,037,500
PepsiCo, Inc.	245,000	20,320,300
The Coca-Cola Co.	650,000	26,851,500
		61,209,300
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	350,000	25,049,500
Kroger Co.	300,000	11,859,000
Walgreen Co.	375,000	21,540,000
		58,448,500

	Shares	Value
Food Products - 0.7%
Kellogg Co.	225,000	$ 13,740,750
Mead Johnson Nutrition Co. Class A	25,000	2,094,000
		15,834,750
Household Products - 2.0%
Energizer Holdings, Inc.	100,000	10,824,000
Procter & Gamble Co.	425,000	34,599,250
		45,423,250
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	150,000	16,113,000
Lorillard, Inc.	350,000	17,738,000
Philip Morris International, Inc.	150,000	13,069,500
		46,920,500
TOTAL CONSUMER STAPLES		227,836,300
ENERGY - 13.9%
Energy Equipment & Services - 3.2%
Halliburton Co.	137,403	6,973,202
Helmerich & Payne, Inc.	125,000	10,510,000
McDermott International, Inc. (a)	275,000	2,519,000
National Oilwell Varco, Inc.	237,500	18,888,375
Noble Corp.	250,000	9,367,500
Schlumberger Ltd.	225,000	20,274,750
Trinidad Drilling Ltd.	400,000	3,709,108
		72,241,935
Oil, Gas & Consumable Fuels - 10.7%
Amyris, Inc. (a)(d)	1,000,000	5,290,000
Antero Resources Corp.	10,300	653,432
Apache Corp.	255,000	21,914,700
Canadian Natural Resources Ltd.	675,000	22,837,844
Chevron Corp.	325,000	40,595,750
Clean Energy Fuels Corp. (a)(d)	275,000	3,542,000
ConocoPhillips Co.	75,000	5,298,750
CONSOL Energy, Inc.	475,000	18,069,000
Exxon Mobil Corp.	225,000	22,770,000
HollyFrontier Corp.	87,500	4,347,875
Occidental Petroleum Corp.	250,000	23,775,000
Peabody Energy Corp.	500,000	9,765,000
Royal Dutch Shell PLC Class A sponsored ADR	225,000	16,035,750
Scorpio Tankers, Inc.	234,900	2,769,471
Suncor Energy, Inc.	700,000	24,540,362
The Williams Companies, Inc.	550,000	21,213,500
		243,418,434
TOTAL ENERGY		315,660,369
FINANCIALS - 17.5%
Capital Markets - 3.9%
Ashmore Group PLC	950,000	6,313,061
Invesco Ltd.	100,000	3,640,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	700,000	$ 17,038,000
LPL Financial	100,000	4,703,000
Morgan Stanley	950,000	29,792,000
The Blackstone Group LP	850,000	26,775,000
		88,261,061
Commercial Banks - 3.7%
CIT Group, Inc.	225,000	11,729,250
Standard Chartered PLC (United Kingdom)	250,000	5,630,230
U.S. Bancorp	100,000	4,040,000
Wells Fargo & Co.	1,400,000	63,560,000
		84,959,480
Consumer Finance - 0.3%
Springleaf Holdings, Inc.	300,000	7,584,000
Diversified Financial Services - 5.4%
Bank of America Corp.	950,000	14,791,500
Citigroup, Inc.	250,000	13,027,500
JPMorgan Chase & Co.	1,050,000	61,404,000
KKR Financial Holdings LLC	2,250,000	27,427,500
KKR Renaissance Co-Invest LP unit (g)	50,000	5,055,500
		121,706,000
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	37,702	4,253,163
MetLife, Inc.	650,000	35,048,000
The Chubb Corp.	100,000	9,663,000
The Travelers Companies, Inc.	125,000	11,317,500
		60,281,663
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	300,000	5,787,000
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc. (d)	2,000,015	28,240,212
TOTAL FINANCIALS		396,819,416
HEALTH CARE - 12.0%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)	300,000	996,000
Alnylam Pharmaceuticals, Inc. (a)	35,000	2,251,550
Amgen, Inc.	187,500	21,405,000
Dyax Corp. (a)	275,000	2,070,750
Genmab A/S (a)	50,000	1,954,728
Gentium SpA sponsored ADR (a)	148,294	8,467,587
KYTHERA Biopharmaceuticals, Inc. (a)	45,300	1,687,425
MEI Pharma, Inc. (a)	450,000	3,604,500
		42,437,540
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	125,000	7,143,750
Edwards Lifesciences Corp. (a)	25,000	1,644,000

	Shares	Value
Haemonetics Corp. (a)	125,000	$ 5,266,250
Hologic, Inc. (a)	200,000	4,470,000
NxStage Medical, Inc. (a)	300,000	3,000,000
		21,524,000
Health Care Providers & Services - 4.5%
Aetna, Inc.	137,500	9,431,125
Cardinal Health, Inc.	100,000	6,681,000
Catamaran Corp. (a)	200,000	9,498,706
Express Scripts Holding Co. (a)	150,000	10,536,000
HCA Holdings, Inc.	250,000	11,927,500
Laboratory Corp. of America Holdings (a)	62,500	5,710,625
McKesson Corp.	90,000	14,526,000
MEDNAX, Inc. (a)	100,000	5,338,000
MWI Veterinary Supply, Inc. (a)	24,800	4,230,632
Qualicorp SA (a)	500,000	4,811,381
Quest Diagnostics, Inc.	35,000	1,873,900
UnitedHealth Group, Inc.	250,000	18,825,000
		103,389,869
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	325,000	5,024,500
HMS Holdings Corp. (a)	150,000	3,409,500
MedAssets, Inc. (a)	500,000	9,915,000
		18,349,000
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)(d)	350,000	8,333,500
Pharmaceuticals - 3.5%
Actavis PLC (a)	75,000	12,600,000
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,866,600
Endo Health Solutions, Inc. (a)	75,000	5,059,500
Jazz Pharmaceuticals PLC (a)	40,000	5,062,400
Merck & Co., Inc.	675,000	33,783,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	8,016,000
ViroPharma, Inc. (a)	175,000	8,723,750
XenoPort, Inc. (a)	600,000	3,450,000
		78,562,000
TOTAL HEALTH CARE		272,595,909
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
United Technologies Corp.	200,000	22,760,000
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	225,000	13,126,500
Expeditors International of Washington, Inc.	75,000	3,318,750
FedEx Corp.	50,000	7,188,500
United Parcel Service, Inc. Class B	150,000	15,762,000
		39,395,750
Electrical Equipment - 0.8%
AMETEK, Inc.	112,500	5,925,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Babcock & Wilcox Co.	175,000	$ 5,983,250
Roper Industries, Inc.	45,000	6,240,600
		18,149,225
Industrial Conglomerates - 2.4%
Danaher Corp.	50,000	3,860,000
General Electric Co.	1,850,000	51,855,500
		55,715,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	100,000	8,069,000
Professional Services - 0.7%
Acacia Research Corp.	640,100	9,307,054
Towers Watson & Co.	50,000	6,380,500
		15,687,554
Road & Rail - 0.9%
AMERCO	10,000	2,378,400
CSX Corp.	425,000	12,227,250
Hertz Global Holdings, Inc. (a)	175,000	5,008,500
		19,614,150
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	100,000	7,795,000
TOTAL INDUSTRIALS		187,186,179
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 4.0%
Brocade Communications Systems, Inc. (a)	675,000	5,987,250
Cisco Systems, Inc.	2,075,000	46,583,750
Juniper Networks, Inc. (a)	275,000	6,206,750
Nokia Corp. sponsored ADR (a)	1,000,000	8,110,000
QUALCOMM, Inc.	337,500	25,059,375
		91,947,125
Computers & Peripherals - 3.7%
Apple, Inc.	150,000	84,166,499
Electronic Equipment & Components - 0.2%
Fabrinet (a)	175,000	3,598,000
Internet Software & Services - 3.2%
Facebook, Inc. Class A (a)	225,000	12,298,500
Google, Inc. Class A (a)	45,000	50,431,950
VeriSign, Inc. (a)	150,000	8,967,000
		71,697,450
IT Services - 7.9%
Cognizant Technology Solutions Corp. Class A (a)	275,000	27,769,500
Fidelity National Information Services, Inc.	125,000	6,710,000

	Shares	Value
IBM Corp.	325,000	$ 60,960,250
MasterCard, Inc. Class A	37,500	31,329,750
Paychex, Inc.	600,000	27,318,000
Visa, Inc. Class A	110,000	24,494,800
		178,582,300
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	900,000	15,921,000
Broadcom Corp. Class A	1,000,000	29,650,000
Samsung Electronics Co. Ltd.	5,000	6,497,902
		52,068,902
Software - 3.6%
Citrix Systems, Inc. (a)	137,500	8,696,875
Concur Technologies, Inc. (a)	35,000	3,611,300
Electronic Arts, Inc. (a)	150,000	3,441,000
Microsoft Corp.	1,200,000	44,916,000
Nuance Communications, Inc. (a)(d)	525,000	7,980,000
Oracle Corp.	200,000	7,652,000
VMware, Inc. Class A (a)	75,000	6,728,250
		83,025,425
TOTAL INFORMATION TECHNOLOGY		565,085,701
MATERIALS - 1.3%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,614,000
Metals & Mining - 0.9%
Century Aluminum Co. (a)	375,000	3,922,500
Freeport-McMoRan Copper & Gold, Inc.	325,000	12,265,500
Walter Energy, Inc. (d)	225,000	3,741,750
		19,929,750
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,657,331
TOTAL MATERIALS		28,201,081
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	450,000	22,113,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,018,000
TOTAL COMMON STOCKS (Cost $1,740,729,102)		2,192,248,334
Preferred Stocks - 0.7%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	65,160	$ 526,493
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	55,005	15,448,108
TOTAL PREFERRED STOCKS (Cost $10,384,534)		15,974,601
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	$ 2,000,000	1,892,160
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	33,817,407	33,817,407
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,958,137	34,958,137
TOTAL MONEY MARKET FUNDS (Cost $68,775,544)		68,775,544
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,831,889,180)		2,288,890,639
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,809,103)
NET ASSETS - 100%		$ 2,271,081,536
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,596,193 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,973
Fidelity Securities Lending Cash Central Fund	102,125
Total	$ 117,098
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	3,333,333
Total	$ 10,000,000	$ -	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,706,980	$ 167,239,302	$ 7,926,985	$ 11,540,693
Consumer Staples	227,836,300	227,836,300	-	-
Energy	315,660,369	315,660,369	-	-
Financials	396,819,416	391,763,916	-	5,055,500
Health Care	272,595,909	267,784,528	4,811,381	-
Industrials	187,186,179	187,186,179	-	-
Information Technology	565,085,701	565,085,701	-	-
Materials	28,201,081	28,201,081	-	-
Telecommunication Services	22,113,000	22,113,000	-	-
Utilities	6,018,000	6,018,000	-	-
Other/Energy	10,000,000	-	-	10,000,000
Corporate Bonds	1,892,160	-	1,892,160	-
Money Market Funds	68,775,544	68,775,544	-	-
Total Investments in Securities:	$ 2,288,890,639	$ 2,247,663,920	$ 14,630,526	$ 26,596,193
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	546,300
Cost of Purchases	-
Proceeds of Sales	-
Investments in Securities:
Amortization/Accretion	$ -
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 26,596,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 546,300

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,840,715,105. Net unrealized appreciation aggregated $448,175,534, of which $507,366,016 related to appreciated investment securities and $59,190,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following provides provides information on L3 securities held by the Fund that were valued at period end based on unobservable inputs. Those amounts exclude valuations provided by broker.
Asset Type	Fair Value at 12/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 16,069,700	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	EV/EBITDA multiple	9.0 - 9.4/9.1	Increase
Other/Energy	$ 10,000,000	Market comparable	Transaction price	$ 1.00	Increase
Preferred Stocks	$ 526,493	Market comparable	Transaction price	$ 8.08	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class A

December 31, 2013

1.811318.109

DESIN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.3%
Ford Motor Co.	150,000	$ 2,314,500
Tesla Motors, Inc. (a)	25,000	3,759,500
		6,074,000
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	200,000	19,406,000
Texas Roadhouse, Inc. Class A	175,000	4,865,000
Yum! Brands, Inc.	275,000	20,792,750
		45,063,750
Leisure Equipment & Products - 0.7%
Brunswick Corp.	100,000	4,606,000
New Academy Holding Co. LLC unit (f)(g)	60,000	11,014,200
		15,620,200
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	700,000	34,916,000
Sinclair Broadcast Group, Inc. Class A	75,000	2,679,750
Smiles SA	225,000	3,126,435
Time Warner, Inc.	75,000	5,229,000
		45,951,185
Multiline Retail - 1.5%
Kohl's Corp.	150,000	8,512,500
Target Corp.	400,000	25,308,000
		33,820,500
Specialty Retail - 0.5%
Abercrombie & Fitch Co. Class A	75,000	2,468,250
Citi Trends, Inc. (a)	16,450	279,650
Staples, Inc.	325,000	5,164,250
World Duty Free SpA (a)	300,000	3,772,169
		11,684,319
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	377,300	4,800,550
Coach, Inc.	137,500	7,717,875
		12,518,425
TOTAL CONSUMER DISCRETIONARY		170,732,379
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	250,000	14,037,500
PepsiCo, Inc.	245,000	20,320,300
The Coca-Cola Co.	650,000	26,851,500
		61,209,300
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	350,000	25,049,500
Kroger Co.	300,000	11,859,000
Walgreen Co.	375,000	21,540,000
		58,448,500

	Shares	Value
Food Products - 0.7%
Kellogg Co.	225,000	$ 13,740,750
Mead Johnson Nutrition Co. Class A	25,000	2,094,000
		15,834,750
Household Products - 2.0%
Energizer Holdings, Inc.	100,000	10,824,000
Procter & Gamble Co.	425,000	34,599,250
		45,423,250
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	150,000	16,113,000
Lorillard, Inc.	350,000	17,738,000
Philip Morris International, Inc.	150,000	13,069,500
		46,920,500
TOTAL CONSUMER STAPLES		227,836,300
ENERGY - 13.9%
Energy Equipment & Services - 3.2%
Halliburton Co.	137,403	6,973,202
Helmerich & Payne, Inc.	125,000	10,510,000
McDermott International, Inc. (a)	275,000	2,519,000
National Oilwell Varco, Inc.	237,500	18,888,375
Noble Corp.	250,000	9,367,500
Schlumberger Ltd.	225,000	20,274,750
Trinidad Drilling Ltd.	400,000	3,709,108
		72,241,935
Oil, Gas & Consumable Fuels - 10.7%
Amyris, Inc. (a)(d)	1,000,000	5,290,000
Antero Resources Corp.	10,300	653,432
Apache Corp.	255,000	21,914,700
Canadian Natural Resources Ltd.	675,000	22,837,844
Chevron Corp.	325,000	40,595,750
Clean Energy Fuels Corp. (a)(d)	275,000	3,542,000
ConocoPhillips Co.	75,000	5,298,750
CONSOL Energy, Inc.	475,000	18,069,000
Exxon Mobil Corp.	225,000	22,770,000
HollyFrontier Corp.	87,500	4,347,875
Occidental Petroleum Corp.	250,000	23,775,000
Peabody Energy Corp.	500,000	9,765,000
Royal Dutch Shell PLC Class A sponsored ADR	225,000	16,035,750
Scorpio Tankers, Inc.	234,900	2,769,471
Suncor Energy, Inc.	700,000	24,540,362
The Williams Companies, Inc.	550,000	21,213,500
		243,418,434
TOTAL ENERGY		315,660,369
FINANCIALS - 17.5%
Capital Markets - 3.9%
Ashmore Group PLC	950,000	6,313,061
Invesco Ltd.	100,000	3,640,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	700,000	$ 17,038,000
LPL Financial	100,000	4,703,000
Morgan Stanley	950,000	29,792,000
The Blackstone Group LP	850,000	26,775,000
		88,261,061
Commercial Banks - 3.7%
CIT Group, Inc.	225,000	11,729,250
Standard Chartered PLC (United Kingdom)	250,000	5,630,230
U.S. Bancorp	100,000	4,040,000
Wells Fargo & Co.	1,400,000	63,560,000
		84,959,480
Consumer Finance - 0.3%
Springleaf Holdings, Inc.	300,000	7,584,000
Diversified Financial Services - 5.4%
Bank of America Corp.	950,000	14,791,500
Citigroup, Inc.	250,000	13,027,500
JPMorgan Chase & Co.	1,050,000	61,404,000
KKR Financial Holdings LLC	2,250,000	27,427,500
KKR Renaissance Co-Invest LP unit (g)	50,000	5,055,500
		121,706,000
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	37,702	4,253,163
MetLife, Inc.	650,000	35,048,000
The Chubb Corp.	100,000	9,663,000
The Travelers Companies, Inc.	125,000	11,317,500
		60,281,663
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	300,000	5,787,000
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc. (d)	2,000,015	28,240,212
TOTAL FINANCIALS		396,819,416
HEALTH CARE - 12.0%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)	300,000	996,000
Alnylam Pharmaceuticals, Inc. (a)	35,000	2,251,550
Amgen, Inc.	187,500	21,405,000
Dyax Corp. (a)	275,000	2,070,750
Genmab A/S (a)	50,000	1,954,728
Gentium SpA sponsored ADR (a)	148,294	8,467,587
KYTHERA Biopharmaceuticals, Inc. (a)	45,300	1,687,425
MEI Pharma, Inc. (a)	450,000	3,604,500
		42,437,540
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	125,000	7,143,750
Edwards Lifesciences Corp. (a)	25,000	1,644,000

	Shares	Value
Haemonetics Corp. (a)	125,000	$ 5,266,250
Hologic, Inc. (a)	200,000	4,470,000
NxStage Medical, Inc. (a)	300,000	3,000,000
		21,524,000
Health Care Providers & Services - 4.5%
Aetna, Inc.	137,500	9,431,125
Cardinal Health, Inc.	100,000	6,681,000
Catamaran Corp. (a)	200,000	9,498,706
Express Scripts Holding Co. (a)	150,000	10,536,000
HCA Holdings, Inc.	250,000	11,927,500
Laboratory Corp. of America Holdings (a)	62,500	5,710,625
McKesson Corp.	90,000	14,526,000
MEDNAX, Inc. (a)	100,000	5,338,000
MWI Veterinary Supply, Inc. (a)	24,800	4,230,632
Qualicorp SA (a)	500,000	4,811,381
Quest Diagnostics, Inc.	35,000	1,873,900
UnitedHealth Group, Inc.	250,000	18,825,000
		103,389,869
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	325,000	5,024,500
HMS Holdings Corp. (a)	150,000	3,409,500
MedAssets, Inc. (a)	500,000	9,915,000
		18,349,000
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)(d)	350,000	8,333,500
Pharmaceuticals - 3.5%
Actavis PLC (a)	75,000	12,600,000
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,866,600
Endo Health Solutions, Inc. (a)	75,000	5,059,500
Jazz Pharmaceuticals PLC (a)	40,000	5,062,400
Merck & Co., Inc.	675,000	33,783,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	8,016,000
ViroPharma, Inc. (a)	175,000	8,723,750
XenoPort, Inc. (a)	600,000	3,450,000
		78,562,000
TOTAL HEALTH CARE		272,595,909
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
United Technologies Corp.	200,000	22,760,000
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	225,000	13,126,500
Expeditors International of Washington, Inc.	75,000	3,318,750
FedEx Corp.	50,000	7,188,500
United Parcel Service, Inc. Class B	150,000	15,762,000
		39,395,750
Electrical Equipment - 0.8%
AMETEK, Inc.	112,500	5,925,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Babcock & Wilcox Co.	175,000	$ 5,983,250
Roper Industries, Inc.	45,000	6,240,600
		18,149,225
Industrial Conglomerates - 2.4%
Danaher Corp.	50,000	3,860,000
General Electric Co.	1,850,000	51,855,500
		55,715,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	100,000	8,069,000
Professional Services - 0.7%
Acacia Research Corp.	640,100	9,307,054
Towers Watson & Co.	50,000	6,380,500
		15,687,554
Road & Rail - 0.9%
AMERCO	10,000	2,378,400
CSX Corp.	425,000	12,227,250
Hertz Global Holdings, Inc. (a)	175,000	5,008,500
		19,614,150
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	100,000	7,795,000
TOTAL INDUSTRIALS		187,186,179
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 4.0%
Brocade Communications Systems, Inc. (a)	675,000	5,987,250
Cisco Systems, Inc.	2,075,000	46,583,750
Juniper Networks, Inc. (a)	275,000	6,206,750
Nokia Corp. sponsored ADR (a)	1,000,000	8,110,000
QUALCOMM, Inc.	337,500	25,059,375
		91,947,125
Computers & Peripherals - 3.7%
Apple, Inc.	150,000	84,166,499
Electronic Equipment & Components - 0.2%
Fabrinet (a)	175,000	3,598,000
Internet Software & Services - 3.2%
Facebook, Inc. Class A (a)	225,000	12,298,500
Google, Inc. Class A (a)	45,000	50,431,950
VeriSign, Inc. (a)	150,000	8,967,000
		71,697,450
IT Services - 7.9%
Cognizant Technology Solutions Corp. Class A (a)	275,000	27,769,500
Fidelity National Information Services, Inc.	125,000	6,710,000

	Shares	Value
IBM Corp.	325,000	$ 60,960,250
MasterCard, Inc. Class A	37,500	31,329,750
Paychex, Inc.	600,000	27,318,000
Visa, Inc. Class A	110,000	24,494,800
		178,582,300
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	900,000	15,921,000
Broadcom Corp. Class A	1,000,000	29,650,000
Samsung Electronics Co. Ltd.	5,000	6,497,902
		52,068,902
Software - 3.6%
Citrix Systems, Inc. (a)	137,500	8,696,875
Concur Technologies, Inc. (a)	35,000	3,611,300
Electronic Arts, Inc. (a)	150,000	3,441,000
Microsoft Corp.	1,200,000	44,916,000
Nuance Communications, Inc. (a)(d)	525,000	7,980,000
Oracle Corp.	200,000	7,652,000
VMware, Inc. Class A (a)	75,000	6,728,250
		83,025,425
TOTAL INFORMATION TECHNOLOGY		565,085,701
MATERIALS - 1.3%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,614,000
Metals & Mining - 0.9%
Century Aluminum Co. (a)	375,000	3,922,500
Freeport-McMoRan Copper & Gold, Inc.	325,000	12,265,500
Walter Energy, Inc. (d)	225,000	3,741,750
		19,929,750
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,657,331
TOTAL MATERIALS		28,201,081
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	450,000	22,113,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,018,000
TOTAL COMMON STOCKS (Cost $1,740,729,102)		2,192,248,334
Preferred Stocks - 0.7%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	65,160	$ 526,493
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	55,005	15,448,108
TOTAL PREFERRED STOCKS (Cost $10,384,534)		15,974,601
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	$ 2,000,000	1,892,160
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	33,817,407	33,817,407
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,958,137	34,958,137
TOTAL MONEY MARKET FUNDS (Cost $68,775,544)		68,775,544
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,831,889,180)		2,288,890,639
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,809,103)
NET ASSETS - 100%		$ 2,271,081,536
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,596,193 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,973
Fidelity Securities Lending Cash Central Fund	102,125
Total	$ 117,098
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	3,333,333
Total	$ 10,000,000	$ -	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,706,980	$ 167,239,302	$ 7,926,985	$ 11,540,693
Consumer Staples	227,836,300	227,836,300	-	-
Energy	315,660,369	315,660,369	-	-
Financials	396,819,416	391,763,916	-	5,055,500
Health Care	272,595,909	267,784,528	4,811,381	-
Industrials	187,186,179	187,186,179	-	-
Information Technology	565,085,701	565,085,701	-	-
Materials	28,201,081	28,201,081	-	-
Telecommunication Services	22,113,000	22,113,000	-	-
Utilities	6,018,000	6,018,000	-	-
Other/Energy	10,000,000	-	-	10,000,000
Corporate Bonds	1,892,160	-	1,892,160	-
Money Market Funds	68,775,544	68,775,544	-	-
Total Investments in Securities:	$ 2,288,890,639	$ 2,247,663,920	$ 14,630,526	$ 26,596,193
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	546,300
Cost of Purchases	-
Proceeds of Sales	-
Investments in Securities:
Amortization/Accretion	$ -
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 26,596,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 546,300

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,840,715,105. Net unrealized appreciation aggregated $448,175,534, of which $507,366,016 related to appreciated investment securities and $59,190,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following provides provides information on L3 securities held by the Fund that were valued at period end based on unobservable inputs. Those amounts exclude valuations provided by broker.
Asset Type	Fair Value at 12/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 16,069,700	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	EV/EBITDA multiple	9.0 - 9.4/9.1	Increase
Other/Energy	$ 10,000,000	Market comparable	Transaction price	$ 1.00	Increase
Preferred Stocks	$ 526,493	Market comparable	Transaction price	$ 8.08	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class O

December 31, 2013

1.811319.109

DESIO-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.3%
Ford Motor Co.	150,000	$ 2,314,500
Tesla Motors, Inc. (a)	25,000	3,759,500
		6,074,000
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	200,000	19,406,000
Texas Roadhouse, Inc. Class A	175,000	4,865,000
Yum! Brands, Inc.	275,000	20,792,750
		45,063,750
Leisure Equipment & Products - 0.7%
Brunswick Corp.	100,000	4,606,000
New Academy Holding Co. LLC unit (f)(g)	60,000	11,014,200
		15,620,200
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	700,000	34,916,000
Sinclair Broadcast Group, Inc. Class A	75,000	2,679,750
Smiles SA	225,000	3,126,435
Time Warner, Inc.	75,000	5,229,000
		45,951,185
Multiline Retail - 1.5%
Kohl's Corp.	150,000	8,512,500
Target Corp.	400,000	25,308,000
		33,820,500
Specialty Retail - 0.5%
Abercrombie & Fitch Co. Class A	75,000	2,468,250
Citi Trends, Inc. (a)	16,450	279,650
Staples, Inc.	325,000	5,164,250
World Duty Free SpA (a)	300,000	3,772,169
		11,684,319
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	377,300	4,800,550
Coach, Inc.	137,500	7,717,875
		12,518,425
TOTAL CONSUMER DISCRETIONARY		170,732,379
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	250,000	14,037,500
PepsiCo, Inc.	245,000	20,320,300
The Coca-Cola Co.	650,000	26,851,500
		61,209,300
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	350,000	25,049,500
Kroger Co.	300,000	11,859,000
Walgreen Co.	375,000	21,540,000
		58,448,500

	Shares	Value
Food Products - 0.7%
Kellogg Co.	225,000	$ 13,740,750
Mead Johnson Nutrition Co. Class A	25,000	2,094,000
		15,834,750
Household Products - 2.0%
Energizer Holdings, Inc.	100,000	10,824,000
Procter & Gamble Co.	425,000	34,599,250
		45,423,250
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	150,000	16,113,000
Lorillard, Inc.	350,000	17,738,000
Philip Morris International, Inc.	150,000	13,069,500
		46,920,500
TOTAL CONSUMER STAPLES		227,836,300
ENERGY - 13.9%
Energy Equipment & Services - 3.2%
Halliburton Co.	137,403	6,973,202
Helmerich & Payne, Inc.	125,000	10,510,000
McDermott International, Inc. (a)	275,000	2,519,000
National Oilwell Varco, Inc.	237,500	18,888,375
Noble Corp.	250,000	9,367,500
Schlumberger Ltd.	225,000	20,274,750
Trinidad Drilling Ltd.	400,000	3,709,108
		72,241,935
Oil, Gas & Consumable Fuels - 10.7%
Amyris, Inc. (a)(d)	1,000,000	5,290,000
Antero Resources Corp.	10,300	653,432
Apache Corp.	255,000	21,914,700
Canadian Natural Resources Ltd.	675,000	22,837,844
Chevron Corp.	325,000	40,595,750
Clean Energy Fuels Corp. (a)(d)	275,000	3,542,000
ConocoPhillips Co.	75,000	5,298,750
CONSOL Energy, Inc.	475,000	18,069,000
Exxon Mobil Corp.	225,000	22,770,000
HollyFrontier Corp.	87,500	4,347,875
Occidental Petroleum Corp.	250,000	23,775,000
Peabody Energy Corp.	500,000	9,765,000
Royal Dutch Shell PLC Class A sponsored ADR	225,000	16,035,750
Scorpio Tankers, Inc.	234,900	2,769,471
Suncor Energy, Inc.	700,000	24,540,362
The Williams Companies, Inc.	550,000	21,213,500
		243,418,434
TOTAL ENERGY		315,660,369
FINANCIALS - 17.5%
Capital Markets - 3.9%
Ashmore Group PLC	950,000	6,313,061
Invesco Ltd.	100,000	3,640,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	700,000	$ 17,038,000
LPL Financial	100,000	4,703,000
Morgan Stanley	950,000	29,792,000
The Blackstone Group LP	850,000	26,775,000
		88,261,061
Commercial Banks - 3.7%
CIT Group, Inc.	225,000	11,729,250
Standard Chartered PLC (United Kingdom)	250,000	5,630,230
U.S. Bancorp	100,000	4,040,000
Wells Fargo & Co.	1,400,000	63,560,000
		84,959,480
Consumer Finance - 0.3%
Springleaf Holdings, Inc.	300,000	7,584,000
Diversified Financial Services - 5.4%
Bank of America Corp.	950,000	14,791,500
Citigroup, Inc.	250,000	13,027,500
JPMorgan Chase & Co.	1,050,000	61,404,000
KKR Financial Holdings LLC	2,250,000	27,427,500
KKR Renaissance Co-Invest LP unit (g)	50,000	5,055,500
		121,706,000
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	37,702	4,253,163
MetLife, Inc.	650,000	35,048,000
The Chubb Corp.	100,000	9,663,000
The Travelers Companies, Inc.	125,000	11,317,500
		60,281,663
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	300,000	5,787,000
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc. (d)	2,000,015	28,240,212
TOTAL FINANCIALS		396,819,416
HEALTH CARE - 12.0%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)	300,000	996,000
Alnylam Pharmaceuticals, Inc. (a)	35,000	2,251,550
Amgen, Inc.	187,500	21,405,000
Dyax Corp. (a)	275,000	2,070,750
Genmab A/S (a)	50,000	1,954,728
Gentium SpA sponsored ADR (a)	148,294	8,467,587
KYTHERA Biopharmaceuticals, Inc. (a)	45,300	1,687,425
MEI Pharma, Inc. (a)	450,000	3,604,500
		42,437,540
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	125,000	7,143,750
Edwards Lifesciences Corp. (a)	25,000	1,644,000

	Shares	Value
Haemonetics Corp. (a)	125,000	$ 5,266,250
Hologic, Inc. (a)	200,000	4,470,000
NxStage Medical, Inc. (a)	300,000	3,000,000
		21,524,000
Health Care Providers & Services - 4.5%
Aetna, Inc.	137,500	9,431,125
Cardinal Health, Inc.	100,000	6,681,000
Catamaran Corp. (a)	200,000	9,498,706
Express Scripts Holding Co. (a)	150,000	10,536,000
HCA Holdings, Inc.	250,000	11,927,500
Laboratory Corp. of America Holdings (a)	62,500	5,710,625
McKesson Corp.	90,000	14,526,000
MEDNAX, Inc. (a)	100,000	5,338,000
MWI Veterinary Supply, Inc. (a)	24,800	4,230,632
Qualicorp SA (a)	500,000	4,811,381
Quest Diagnostics, Inc.	35,000	1,873,900
UnitedHealth Group, Inc.	250,000	18,825,000
		103,389,869
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	325,000	5,024,500
HMS Holdings Corp. (a)	150,000	3,409,500
MedAssets, Inc. (a)	500,000	9,915,000
		18,349,000
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)(d)	350,000	8,333,500
Pharmaceuticals - 3.5%
Actavis PLC (a)	75,000	12,600,000
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,866,600
Endo Health Solutions, Inc. (a)	75,000	5,059,500
Jazz Pharmaceuticals PLC (a)	40,000	5,062,400
Merck & Co., Inc.	675,000	33,783,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	8,016,000
ViroPharma, Inc. (a)	175,000	8,723,750
XenoPort, Inc. (a)	600,000	3,450,000
		78,562,000
TOTAL HEALTH CARE		272,595,909
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
United Technologies Corp.	200,000	22,760,000
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	225,000	13,126,500
Expeditors International of Washington, Inc.	75,000	3,318,750
FedEx Corp.	50,000	7,188,500
United Parcel Service, Inc. Class B	150,000	15,762,000
		39,395,750
Electrical Equipment - 0.8%
AMETEK, Inc.	112,500	5,925,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Babcock & Wilcox Co.	175,000	$ 5,983,250
Roper Industries, Inc.	45,000	6,240,600
		18,149,225
Industrial Conglomerates - 2.4%
Danaher Corp.	50,000	3,860,000
General Electric Co.	1,850,000	51,855,500
		55,715,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	100,000	8,069,000
Professional Services - 0.7%
Acacia Research Corp.	640,100	9,307,054
Towers Watson & Co.	50,000	6,380,500
		15,687,554
Road & Rail - 0.9%
AMERCO	10,000	2,378,400
CSX Corp.	425,000	12,227,250
Hertz Global Holdings, Inc. (a)	175,000	5,008,500
		19,614,150
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	100,000	7,795,000
TOTAL INDUSTRIALS		187,186,179
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 4.0%
Brocade Communications Systems, Inc. (a)	675,000	5,987,250
Cisco Systems, Inc.	2,075,000	46,583,750
Juniper Networks, Inc. (a)	275,000	6,206,750
Nokia Corp. sponsored ADR (a)	1,000,000	8,110,000
QUALCOMM, Inc.	337,500	25,059,375
		91,947,125
Computers & Peripherals - 3.7%
Apple, Inc.	150,000	84,166,499
Electronic Equipment & Components - 0.2%
Fabrinet (a)	175,000	3,598,000
Internet Software & Services - 3.2%
Facebook, Inc. Class A (a)	225,000	12,298,500
Google, Inc. Class A (a)	45,000	50,431,950
VeriSign, Inc. (a)	150,000	8,967,000
		71,697,450
IT Services - 7.9%
Cognizant Technology Solutions Corp. Class A (a)	275,000	27,769,500
Fidelity National Information Services, Inc.	125,000	6,710,000

	Shares	Value
IBM Corp.	325,000	$ 60,960,250
MasterCard, Inc. Class A	37,500	31,329,750
Paychex, Inc.	600,000	27,318,000
Visa, Inc. Class A	110,000	24,494,800
		178,582,300
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	900,000	15,921,000
Broadcom Corp. Class A	1,000,000	29,650,000
Samsung Electronics Co. Ltd.	5,000	6,497,902
		52,068,902
Software - 3.6%
Citrix Systems, Inc. (a)	137,500	8,696,875
Concur Technologies, Inc. (a)	35,000	3,611,300
Electronic Arts, Inc. (a)	150,000	3,441,000
Microsoft Corp.	1,200,000	44,916,000
Nuance Communications, Inc. (a)(d)	525,000	7,980,000
Oracle Corp.	200,000	7,652,000
VMware, Inc. Class A (a)	75,000	6,728,250
		83,025,425
TOTAL INFORMATION TECHNOLOGY		565,085,701
MATERIALS - 1.3%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,614,000
Metals & Mining - 0.9%
Century Aluminum Co. (a)	375,000	3,922,500
Freeport-McMoRan Copper & Gold, Inc.	325,000	12,265,500
Walter Energy, Inc. (d)	225,000	3,741,750
		19,929,750
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,657,331
TOTAL MATERIALS		28,201,081
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	450,000	22,113,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,018,000
TOTAL COMMON STOCKS (Cost $1,740,729,102)		2,192,248,334
Preferred Stocks - 0.7%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	65,160	$ 526,493
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	55,005	15,448,108
TOTAL PREFERRED STOCKS (Cost $10,384,534)		15,974,601
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	$ 2,000,000	1,892,160
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	33,817,407	33,817,407
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,958,137	34,958,137
TOTAL MONEY MARKET FUNDS (Cost $68,775,544)		68,775,544
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,831,889,180)		2,288,890,639
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,809,103)
NET ASSETS - 100%		$ 2,271,081,536
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,596,193 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,973
Fidelity Securities Lending Cash Central Fund	102,125
Total	$ 117,098
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	3,333,333
Total	$ 10,000,000	$ -	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,706,980	$ 167,239,302	$ 7,926,985	$ 11,540,693
Consumer Staples	227,836,300	227,836,300	-	-
Energy	315,660,369	315,660,369	-	-
Financials	396,819,416	391,763,916	-	5,055,500
Health Care	272,595,909	267,784,528	4,811,381	-
Industrials	187,186,179	187,186,179	-	-
Information Technology	565,085,701	565,085,701	-	-
Materials	28,201,081	28,201,081	-	-
Telecommunication Services	22,113,000	22,113,000	-	-
Utilities	6,018,000	6,018,000	-	-
Other/Energy	10,000,000	-	-	10,000,000
Corporate Bonds	1,892,160	-	1,892,160	-
Money Market Funds	68,775,544	68,775,544	-	-
Total Investments in Securities:	$ 2,288,890,639	$ 2,247,663,920	$ 14,630,526	$ 26,596,193
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	546,300
Cost of Purchases	-
Proceeds of Sales	-
Investments in Securities:
Amortization/Accretion	$ -
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 26,596,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 546,300

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,840,715,105. Net unrealized appreciation aggregated $448,175,534, of which $507,366,016 related to appreciated investment securities and $59,190,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following provides provides information on L3 securities held by the Fund that were valued at period end based on unobservable inputs. Those amounts exclude valuations provided by broker.
Asset Type	Fair Value at 12/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 16,069,700	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	EV/EBITDA multiple	9.0 - 9.4/9.1	Increase
Other/Energy	$ 10,000,000	Market comparable	Transaction price	$ 1.00	Increase
Preferred Stocks	$ 526,493	Market comparable	Transaction price	$ 8.08	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014